Compensation of Key Management - Summary of Key Management Includes the Company's Officers and Vice Presidents (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries and other employee benefits	$ 2,184	$ 1,778
Share-based payments	629	1,104
Key management personnel compensation	$ 2,813	$ 2,882